SHARE-BASED COMPENSATION (Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	$ 726	$ 1,209	$ 3,724
Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	116	234	790
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	$ 610	$ 975	$ 2,934